SCHEDULE OF COMPANY’S OUTSTANDING WARRANTS (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding , Balance	900,000	600,000	400,000
Weighted Average Exercise Price Outstanding	$ 2.00	$ 2.00	$ 2.00
Number of Shares, Granted		300,000	200,000
Weighted Average Exercise Price Granted		$ 2.00	$ 2.00
Number of Shares, Exercised
Weighted Average Exercise Price Exercised
Number of Shares, Cancelled
Weighted Average Exercise Price Cancelled
Number of Shares Outstanding , Balance	900,000	900,000	600,000
Weighted Average Exercise Price Outstanding	$ 2.00	$ 2.00	$ 2.00